Summary of significant accounting policies (Details 3) (CNY)	Jun. 30, 2013	Jun. 30, 2012
Assets:
Investments (Note 4)	91,357,044	31,432,868
Liabilities:
Contingent consideration payable	2,500,000	7,272,337
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments (Note 4)	0	0
Liabilities:
Contingent consideration payable	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Investments (Note 4)	0	0
Liabilities:
Contingent consideration payable	0	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Investments (Note 4)	91,357,044	31,432,868
Liabilities:
Contingent consideration payable	2,500,000	7,272,337